Short Term Loans From Banks and Others	12 Months Ended
Dec. 31, 2023
Short Term Liabilities to Banks and Others [Abstract]
SHORT TERM LOANS FROM BANKS AND OTHERS

Note 13:- short term loans from banks and others

	December 31,
	2023
	Interest rate		December 31,
	(%)	Currency	2023	2022

Current maturities of long-term loans from banks and other financial institutions	1.4 - Prime + 1.5	NIS	$66,356	$78,883
Commercial securities not listed	Prime -1	NIS	55,142	56,834
Short-term bank loans and credit line	3.4 - 6.8	NIS and USD	9,533	13,168
Current maturities of long-term loans from banks	7.5 – 8.1	NIS Linked to USD	13,208	8,908
Short-term interest on long-term loans from banks and other financial institutions	3.4 – 8.1	NIS and USD	1,734	89
			$145,973	$157,882